OTHER OPERATING INCOME AND EXPENSES - Additional Information (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Increase (decrease) in professional fees expense	SFr (14.5)	SFr (27.6)
Other	4.6	2.5	SFr 66.1
Broadcasting Rights Penalty
Disclosure of attribution of expenses by nature to their function [line items]
Other			29.1
Restructuring obligations
Disclosure of attribution of expenses by nature to their function [line items]
Other			SFr 28.5
Network Related Cost
Disclosure of attribution of expenses by nature to their function [line items]
Increase (decrease) in professional fees expense	(28.9)
Intercompany-Related
Disclosure of attribution of expenses by nature to their function [line items]
Increase (decrease) in professional fees expense	SFr (19.0)	SFr 20.4